OTHER RECEIVABLES AND PREPAYMENT - Additional Information (Details)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2010 CNY (¥)
OTHER RECEIVABLES AND PREPAYMENT
Other receivables	¥ 4,400,000	$ 600,000	¥ 4,400,000	$ 620,000		¥ 10,500,000
Bad debts		623,821
Wenzhou Zhenglong Ecommerce Co. Ltd
OTHER RECEIVABLES AND PREPAYMENT
Bad debts		637,999
Wenzhou Zhenglong Ecommerce Co. Ltd | Disposed by sale
OTHER RECEIVABLES AND PREPAYMENT
Consideration for disposal of subsidiary | ¥					¥ 4,500,000
Other receivables	¥ 4,500,000	$ 620,000	¥ 4,500,000	$ 630,000